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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008
                                                     -----------------

Check here if Amendment [ ]; Amendment Number:  _______
         This Amendment (Check only one):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polaris Equity Management, Inc.
Address:   601 Montgomery Street Suite 700
           San Francisco, California 94111

Form 13F File Number:  28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nathan Walsh
Title:   Chief Financial Officer
Phone:  (415) 263-5600

Signature, Place, and Date of Signing:

/s/  Nathan Walsh       San Francisco, California      May 26, 2008
-----------------       -------------------------      -----------------
[Signature]             [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            ------------------
Form 13F Information Table Entry Total:     30
                                            ------------------
Form 13F Information Table Value Total:     $39,535
                                            ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Polaris Equity Management, Inc.
FORM 13F
31-Dec-07

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                 Title of                 Value      Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       (x$1000)    Prn Amt    Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------   ---------   ---------   --------    --------   ---  ----  -------  --------  --------  ------  ----
ADVANCED CELL TECHNOLOGY, INC                00752K105         3        20000   SH          Sole                20000
BIOGEN IDEC INC COM                          09062X103      3029        49100   SH          Sole                49100
BRAVO! BRANDS INC COM                        105666101         0        10000   SH          Sole                10000
CHEVRON CORP COM                             166764100       915     10717.41   SH          Sole             10717.41
CRYSTALLEX INTL CORP COM                     22942F101        27        11700   SH          Sole                11700
LOCKHEED MARTIN COM                          539830109       320     3221.438   SH          Sole             3221.438
OCCIDENTAL PETROLEUM CORP COM                674599105       211     2888.117   SH          Sole             2888.117
PIONEER GLOBAL GROUP LIMITED C               G7098N100         0        29332   SH          Sole                29332
SAPIENT CORP. COM                            803062108        78        11196   SH          Sole                11196
SCHWAB CHARLES CORP COM                      808513105      1174        62330   SH          Sole                62330
SEXTANT PARTNERS LP NSA                      818994105      2496   2495950.51   SH          Sole            2495950.5
ISHARES DJ US REAL ESTATE                    464287739      2745    42173.402   SH          Sole            42173.402
ISHARES KLD 400 SOC IDX FD                   464288570       218         4675   SH          Sole                 4675
ISHARES KLD SELECT SOCIAL CLOS               464288802       506         9125   SH          Sole                 9125
ISHARES MSCI EMERGING MKTS                   464287234      1737        12923   SH          Sole                12923
ISHARES MSCI EMU INDEX FUND                  464286608      1458    13401.881   SH          Sole            13401.881
ISHARES MSCI PAC EX-JPN COM                  464286665      1993    14698.578   SH          Sole            14698.578
ISHARES S&P 500 GROWTH INDEX F               464287309      5887    93895.084   SH          Sole            93895.084
ISHARES S&P 500 VALUE INDEX FU               464287408      3790    54735.109   SH          Sole            54735.109
ISHARES S&P EUROPE 350 INDEX F               464287861       216         2058   SH          Sole                 2058
ISHARES S&P MDCP 400 VALUE FD                464287705      2214    30311.733   SH          Sole            30311.733
ISHARES S&P MIDCAP 400 GROWTH                464287606      3465    42513.173   SH          Sole            42513.173
ISHARES S&P SMALLCAP 600 GROWT               464287887      2489    20128.874   SH          Sole            20128.874
ISHARES S&P SMALLCAP 600 VALUE               464287879      1584    24201.469   SH          Sole            24201.469
ELAN CORP PLC ADR                            284131208      1293        62000   SH          Sole                62000
IVY FDS ASSET STRATEGY FD CL A               466000759       232     8586.503   SH          Sole             8586.503
LEUTHOLD GRIZZLY SHORT FD                    527289300       500    80369.389   SH          Sole            80369.389
NEUBERGER BERMAN SOC RESPSV FD               641224605       204      8364.57   SH          Sole              8364.57
RESERVE FUNDS RESERVE YIELD PL               76110E841        10      10340.9   SH          Sole              10340.9
VAN KAMPEN EQUITY & INCOME FD                92113D102       741    90909.228   SH          Sole            90909.228

REPORT SUMMARY                            30 DATA RECORDS  39535                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
